[Letterhead]









May 4, 2001

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attn:    Office of Filings, Information and Consumer Services

Re:      The Weiss Fund (the "Trust")
         File Nos. 33-95688 and 811-09084

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification (1) that the prospectuses and statements of additional information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 11 (the "Amendment") to the Trust's Registration Statement on Form N-1A and (2) that the Amendment was filed electronically on April 30, 2001 as Accession No. 0000945621-01-500017.

If you have any questions regarding this certification, please call me at 800.289.8100.

Very truly yours,

/s/Clara A. Maxcy
Clara A. Maxcy
Secretary